UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 02/28/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2011 (Unaudited)

DWS Floating Rate Plus Fund
	Principal Amount ($)	Value ($)
Loan Participations and Assignments 82.5%
Senior Loans ***
Consumer Discretionary 28.4%
Atlantic Broadband Finance LLC, Term Loan B, 5.0%, 11/27/2015	4,826,087	4,844,185
Bass Pro Group LLC, Term Loan, 5.0%, 4/9/2015	3,979,962	4,012,300
Bombardier Recreational Products, Inc., Term Loan, 2.81%, 6/28/2013	24,964,777	24,863,420
Buffets, Inc., Letter of Credit, First Lien, 7.553%, 4/22/2015	74,678	59,929
Burger King Corp., Term Loan B, 4.5%, 10/19/2016	12,500,000	12,592,438
Burlington Coat Factory Warehouse Corp.:
Term Loan , 2.54%, 5/28/2013	1,824,057	1,824,431
Term Loan B, 6.25%, 2/18/2017	20,500,000	20,621,667
Caesars Entertainment Operating Co.:
Term Loan B1, 3.303%, 1/28/2015	9,000,000	8,363,790
Term Loan B3, 3.303%, 1/28/2015	10,949,696	10,175,662
Carmike Cinemas, Inc., Term Loan B, 5.5%, 1/27/2016	896,087	906,168
Cedar Fair LP:
Term Loan B, 5.5%, 12/15/2016	984,734	996,920
Term Loan B, 4.0%, 12/15/2017	3,200,000	3,223,200
Cenveo Corp., Term Loan B, 6.25%, 12/21/2016	8,000,000	8,086,640
Cequel Communications LLC, Term Loan, 2.263%, 11/5/2013	10,175,620	10,184,778
Charter Communications Operating LLC:
Term Loan, 2.27%, 3/6/2014	287,305	286,802
Term Loan, 3.56%, 9/6/2016	10,624,561	10,659,463
Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/2016	2,702,291	2,722,558
Claire's Stores, Inc., Term Loan B, 5.0%, 5/29/2014	3,951,400	3,861,012
Clear Channel Communication, Term Loan B, 3.912%, 1/28/2016	17,352,456	15,907,864
Collective Brands Finance, Inc., Term Loan A, 3.014%, 8/18/2014	704,298	705,179
Cumulus Media, Inc., Term Loan B, 4.012%, 6/11/2014	916,438	906,765
Dave & Buster's, Inc., Term Loan, 6.0%, 6/1/2016	1,985,000	2,000,721
Denny's, Inc., Term Loan B, 6.5%, 9/20/2016	6,240,000	6,314,100
DineEquity, Inc., Term Loan B, 6.75%, 10/19/2017	4,122,222	4,167,958
Dollar General Corp., Term Loan B-1, 3.012%, 7/7/2014	426,848	428,032
Dunkin' Brands, Inc., Term Loan B, 4.25%, 11/23/2017	8,730,000	8,799,360
Ford Motor Co., Term Loan B1, 3.02%, 12/16/2013	20,955,085	20,964,515
Goodyear Tire & Rubber Co., Second Lien Term Loan, 1.96%, 4/30/2014	930,460	918,829
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	13,500,000	13,535,910
Harbor Freight Tools USA, Inc., First Lien Term Loan, 6.5%, 12/22/2017	13,000,000	13,154,375
Hertz Corp.:
Letter of Credit, 2.006%, 12/21/2012	469,217	469,547
Term Loan B, 2.01%, 12/21/2012	2,524,456	2,526,236
Hillman Group, Inc., Term Loan, 5.5%, 5/27/2016	995,000	1,001,716
Isle of Capri Casinos, Inc.:
Term Delay Draw A, 5.0%, 11/25/2013	2,899,226	2,898,864
Term Delay Draw B, 5.0%, 11/25/2013	3,195,065	3,194,666
Term Loan B, 5.0%, 11/25/2013	8,125,196	8,124,180
J Crew Operating Corp., Term Loan B, 4.75%, 1/26/2018	22,000,000	22,031,020
Jarden Corp., Term Loan B4, 3.553%, 1/26/2015	1,984,887	2,000,518
JRD Holdings, Inc., Term Loan, 2.51%, 7/2/2014	465,625	466,500
Kalispel Tribal Economic Authority, Term Loan B, 7.5%, 2/22/2017	9,500,000	9,428,750
KAR Holdings, Inc., Term Loan B, 3.02%, 10/18/2013	11,569,529	11,581,619
Landry's Restaurants, Inc., Term Loan A, 6.25%, 12/1/2014	9,915,113	10,020,361
Las Vegas Sands LLC:
Term Loan B, 2.04%, 5/23/2014	3,989,956	3,969,108
Term Delay Draw, 3.04%, 11/23/2016	2,055,345	2,047,515
Term Loan B, 3.04%, 11/23/2016	10,871,947	10,830,525
Leslie's Poolmart, Inc., Term Loan, 6.0%, 11/21/2016	3,000,000	3,037,500
Local TV Finance LLC, Term Loan B, 2.31%, 5/7/2013	3,343,967	3,277,773
LodgeNet Entertainment Corp., Term Loan, 2.31%, 4/4/2014	5,096,954	4,748,654
Mediacom Broadband LLC, Term Loan F, 4.5%, 10/23/2017	4,975,000	5,004,850
Mediacom Illinois LLC, Term Loan D, 5.5%, 3/31/2017	1,481,250	1,494,581
Mediacom LLC, Term Loan E, LIBOR plus 3.0%, 10/23/2017	5,000,000	5,014,050
Merrill Communications LLC, Second Lien Term Loan, 12.75%, 11/15/2013	8,749,449	8,760,385
Michaels Stores, Inc.:
Term Loan B1, 2.625%, 10/31/2013	9,706,165	9,687,238
Term Loan B2, 4.875%, 7/31/2016	3,286,568	3,318,202
Midcontinent Communications, Term Loan B, 6.25%, 12/31/2016	2,992,500	3,020,570
National Bedding Co., LLC:
First Lien Term Loan, 3.813%, 11/28/2013	2,322,834	2,327,189
Second Lien Term Loan, 5.313%, 2/28/2014	19,559,074	19,375,707
Neiman Marcus Group, Inc., Term Loan B2, 4.303%, 4/6/2016	16,636,788	16,756,407
Network Communications, Inc., Term Loan, 5.5%, 11/30/2012	862,523	599,453
Oceania Cruises, Inc., Term Loan B, 5.063%, 4/27/2015	12,262,500	12,001,922
Oriental Trading Co., Inc., Term Loan B, 7.75%, 2/10/2017	7,500,000	7,503,750
OSI Restaurant Partners LLC:
Term Loan, 2.563%, 6/14/2013	1,498,053	1,476,518
Term Loan B, 2.625%, 6/14/2014	15,667,758	15,442,534
Pinafore LLC, Term Loan B, 4.25%, 9/29/2016	3,946,486	3,981,511
Petco Animal Supplies, Inc.:
Term Loan B1, 6.0%, 11/24/2017	10,000,000	10,132,150
Term Loan, 4.5%, 11/24/2017	16,000,000	16,096,720
Phillips-Van Heusen Corp., Term Loan B, 5.25%, 5/6/2016	1,735,155	1,743,952
Postmedia Network, Inc., Term Loan, 9.0%, 7/13/2016	6,015,585	6,123,865
Quad/Graphics, Inc., Term Loan B, 5.5%, 4/14/2016	14,672,640	14,649,677
Quebecor Media, Inc., Term Loan B, 2.303%, 1/17/2013	994,644	995,887
Regal Cinemas, Inc., Term Loan B, 3.553%, 8/23/2017	3,000,000	3,000,000
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	7,500,000	7,614,863
Sagittarius Restaurants LLC, Term Loan B, 7.5%, 5/18/2015	3,040,625	3,057,729
Sally Holdings LLC, Term Loan B, 2.51%, 11/15/2013	976,848	979,798
Savers, Inc., Term Loan B, 5.75%, 3/11/2016	1,488,750	1,505,506
Six Flags Theme Parks, Inc., Term Loan B, 5.5%, 6/30/2016	8,000,000	8,114,920
SuperMedia, Inc., Term Loan, 11.0%, 12/31/2015	341,405	223,620
Tenneco, Inc., Term Loan B, 5.053%, 6/3/2016	1,492,500	1,510,694
Toys “R” Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016	3,990,000	4,021,341
Travelport LLC:
Term Loan S, 4.803%, 8/21/2015	153,677	154,061
Term Delay Draw, 4.963%, 8/21/2015	3,946,853	3,846,524
Term Loan B, 4.963%, 8/21/2015	846,323	824,810
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 **	987,500	707,608
UCI International, Inc., Term Loan B, 5.5%, 7/26/2017	1,000,000	1,008,130
Universal City Development Partners Ltd., Term Loan B, 5.5%, 11/6/2014	1,322,481	1,340,249
Univision Communications, Inc., Term Loan, 4.512%, 3/31/2017	18,143,545	17,670,182
UPC Financing Partnership, Term Loan X, 3.76%, 12/29/2017	3,000,000	3,013,830
VML US Finance LLC:
Term Delay Draw B, 4.79%, 5/25/2012	4,360,082	4,373,380
Term Loan B, 4.79%, 5/27/2013	8,854,099	8,881,104
Wendy’s/Arby’s Restaurant LLC, Term Loan B, 5.0%, 5/24/2017	1,990,000	2,012,388
Yell Group PLC, Term Loan B1, LIBOR plus 3.75%, 7/31/2014	5,451,012	2,569,771

		559,681,649
Consumer Staples 7.8%
American Seafoods Group LLC, Term Loan B, 5.5%, 5/7/2015	8,456,577	8,512,052
CTI Foods Holding Co., LLC:
Term Loan, 6.0%, 6/18/2015	1,495,880	1,518,318
Second Lien, 9.0%, 12/31/2015	5,723,928	5,781,168
Darling International, Inc., Term Loan, 5.0%, 12/16/2016	1,066,667	1,082,000
Dean Foods Co.:
Term Loan B1, 3.31%, 4/2/2016	2,985,000	2,925,300
Term Loan B2, 3.56%, 4/2/2017	3,000,000	2,996,880
Del Monte Corp., Term Loan, 4.5%, 2/26/2018	15,000,000	15,114,825
Great Atlantic & Pacific Tea Co., Debtor in Possession Term Loan, 8.75%, 6/15/2012	3,000,000	3,045,000
Michael Foods Group, Inc., Term Loan B, 6.25%, 6/29/2016	3,859,873	3,907,524
Michael Foods, Inc., Term Loan, 4.25%, 2/14/2018	5,500,000	5,551,562
NBTY, Inc.:
Term Loan B, 6.25%, 10/2/2017	3,000,000	3,037,875
Term Loan B, 4.25%, 10/2/2017	6,000,000	6,000,000
Pierre Foods, Inc., First Lien Term Loan, 7.0%, 9/30/2016	17,975,000	18,149,178
Pinnacle Foods Holdings Corp.:
Term Loan B, 2.76%, 4/2/2014	17,774,626	17,756,585
Term Loan D, 6.0%, 4/2/2014	416,227	420,585
Roundy's Supermarkets, Inc.:
Term Loan, 3.763%, 11/3/2013	1,994,805	2,010,764
Second Lien Term Loan, 10.0%, 4/18/2016	8,500,000	8,675,312
Smart & Final Stores Corp., Term Loan B2, 5.061%, 5/31/2016	5,783,424	5,750,921
US Foodservice, Inc., Term Loan B, 2.76%, 7/3/2014	13,155,009	12,682,876
Volume Services America, Inc.:
Term Loan A, 10.0%, 9/16/2015	5,775,000	5,731,687
Term Loan B, 10.5%, 9/16/2016	3,495,000	3,543,773
Windsor Quality Food Co., Ltd., Term Loan B, 5.75%, 2/15/2017	8,000,000	8,055,000
Wm. Bolthouse Farms, Inc.:
First Lien Term Loan, 5.5%, 2/11/2016	961,660	971,728
Second Lien Term Loan, 7.5%, 8/11/2016	9,510,000	9,642,712

		152,863,625
Energy 3.8%
Big West Oil LLC, Term Loan, 7.0%, 3/31/2016	9,000,000	9,142,515
Calumet Lubricants Co., LP:
Letter of Credit, 4.289%, 1/3/2015	2,431,339	2,413,712
Term Loan B, 4.313%, 1/3/2015	10,659,496	10,582,214
CCS Income Trust, Term Loan B, 3.304%, 11/14/2014	21,947,813	21,106,553
Hercules Offshore LLC, Term Loan B, 6.0%, 7/11/2013	20,519,471	20,448,166
Sheridan Production Partners I LLC:
Term Loan, 7.5%, 4/20/2017	8,615,966	8,691,355
Term Loan 1-A, 7.5%, 4/20/2017	1,141,686	1,151,676
Term Loan 1-M, 7.5%, 4/20/2017	697,349	703,450

		74,239,641
Financials 4.7%
AGFS Funding Co., Term Loan B, 7.25%, 4/21/2015	2,000,000	2,022,500
AmWINS Group, Inc., First Lien Term Loan, 2.82%, 6/8/2013	2,921,000	2,908,834
Asurion Corp.:
First Lien Term Loan, 3.263%, 7/3/2014	6,954,767	6,856,670
Incremental Term Loan B2, 6.75%, 3/31/2015	5,500,000	5,584,425
Second Lien Term Loan, 6.764%, 7/3/2015	5,793,103	5,782,966
Brand Energy & Infrastructure Services, Inc.:
Letter of Credit, 2.688%, 2/20/2014	2,668,428	2,630,629
Term Loan B2, 3.563%, 2/7/2014	2,807,723	2,791,340
CIT Group, Inc., Term Loan 3, 6.25%, 8/11/2015	13,000,000	13,211,250
Conseco, Inc., 7.5%, 9/30/2016	7,700,000	7,764,179
CoreLogic, Inc., Term Loan B, 4.75%, 4/12/2016	995,000	1,003,089
Delos Aircraft, Inc., Term Loan B2, 7.0%, 3/17/2016	846,154	857,365
Evergreen Tank Solutions, Inc., Second Lien Term Loan, 4.062%, 4/4/2014	1,310,436	1,215,430
International Lease Finance Corp., Term Loan B1, 6.75%, 3/17/2015	3,153,846	3,182,436
LPL Holdings, Inc., Term Loan, 5.25%, 6/28/2017	3,855,478	3,886,804
N.E.W. Holdings I LLC, Term Loan, 6.0%, 3/23/2016	10,544,243	10,531,063
Nuveen Investments, Inc.:
First Lien Term Loan, 3.303%, 11/13/2014	10,368,741	10,038,237
Term Loan, 5.803%, 5/12/2017	13,454,607	13,471,426

		93,738,643
Health Care 4.7%
AMN Healthcare, Inc., Term Loan B, 7.25%, 6/23/2015	4,326,563	4,345,491
Axcan Pharma, Inc., Term Loan B, 5.5%, 2/10/2017	4,666,666	4,684,750
Bausch & Lomb, Inc.:
Term Delay Draw, 3.512%, 4/24/2015	2,169,800	2,174,617
Term Loan, 3.553%, 4/24/2015	8,937,451	8,957,292
CareStream Health, Inc., Term Loan B, 5.0%, 2/25/2017	20,000,000	19,876,200
Community Health Systems, Inc.:
Term Delay Draw, 2.561%, 7/25/2014	261,630	259,914
Term Loan, 2.561%, 7/25/2014	5,079,872	5,046,548
Term Loan B, 3.811%, 1/25/2017	1,616,162	1,623,733
DaVita, Inc., Term Loan B, 4.5%, 10/20/2016	3,500,000	3,537,188
Education Management LLC, Term Loan C2, 4.313%, 6/1/2016	17,869,922	17,618,671
Grifols, Inc., Term Loan B, LIBOR plus 4.25%, 11/23/2016	1,000,000	1,013,520
HCA, Inc.:
Term Loan B, 2.553%, 11/18/2013	748,102	746,497
Term Loan B2, 3.553%, 3/31/2017	1,794,097	1,803,292
Health Management Associates, Inc., Term Loan B, 2.053%, 2/28/2014	2,887,237	2,869,191
IASIS Healthcare LLC:
Letter of Credit, 2.266%, 3/14/2014	261,331	261,223
Term Delay Draw, 2.262%, 3/14/2014	955,494	955,097
Term Loan B, 2.262%, 3/14/2014	2,763,928	2,762,781
IMS Health, Inc., Term Loan B, 5.25%, 2/26/2016	1,980,480	1,988,897
MedAssets, Inc., Term Loan, 5.25%, 11/16/2016	3,000,000	3,024,000
Mylan Laboratories, Inc., Term Loan B, 3.563%, 10/2/2014	195,618	196,871
Sun Healthcare Group, Inc., Term Loan B, 7.5%, 10/15/2016	988,889	999,089
Surgical Care Affiliates, Inc., Term Loan, 2.303%, 12/29/2014	3,000,000	2,945,010
Universal Health Services, Inc., Term Loan B, 5.5%, 11/15/2016	1,000,000	1,011,995
Warner Chilcott Co., LLC:
Term Loan A, 6.0%, 10/30/2014	1,126,705	1,134,806
Term Loan B2, 6.25%, 4/30/2015	937,140	946,512
Warner Chilcott Corp.:
Term Loan, 6.25%, 4/30/2015	555,488	561,043
Term Loan B1, 6.25%, 4/30/2015	562,786	568,414
WC Luxco SARL, Term Loan B3, 6.5%, 2/22/2016	622,451	629,142

		92,541,784
Industrials 17.8%
Acosta, Inc.:
Term Loan B, 4.5%, 7/28/2013	4,278,171	4,318,279
Term Loan, 4.75%, 2/15/2018	8,000,000	8,068,000
Advantage Sales & Marketing, Inc.:
Term Loan B, 5.25%, 12/18/2017	4,500,000	4,538,227
Second Lien Term Loan, 9.25%, 6/18/2018	11,000,000	11,226,930
Alliance Laundry Systems LLC, Term Loan B, 6.25%, 9/30/2016	1,957,895	1,981,546
Autotrader.com, Inc., Term Loan B, 4.75%, 12/11/2016	2,000,000	2,017,500
AWAS Capital, Inc., First Lien Term Loan, 7.75%, 6/10/2016	2,940,000	3,026,980
Blount International, Inc., Term Loan B, 5.5%, 8/9/2016	2,992,500	3,024,295
BNY ConvergEx Group LLC:
Term Loan, 5.25%, 12/19/2016	8,000,000	8,088,000
Second Lien Term Loan, 8.75%, 12/30/2017	2,000,000	2,061,000
Booz Allen Hamilton, Inc., Term Loan B, 4.0%, 8/2/2017	1,000,000	1,012,500
Bucyrus International, Inc., Term Loan C, 4.25%, 2/19/2016	4,488,940	4,511,384
Carlson Wagonlit, LIBOR plus 3.75%, 8/4/2014	3,275,000	3,224,499
CEVA Group PLC:
Term Loan, 3.262%, 11/4/2013	1,237,715	1,223,271
Term Loan B, 5.262%, 8/31/2016	7,880,972	7,802,163
Letter of Credit, 5.303%, 11/4/2013	762,285	753,389
Letter of Credit, 5.303%, 8/31/2016	804,043	796,003
ClientLogic Corp., Term Loan, 5.803%, 1/30/2014	8,015,506	7,935,351
Coach America Holdings, Inc.:
Letter of Credit, 3.053%, 4/20/2014	614,304	554,793
First Lien Term Loan, 3.06%, 4/18/2014	2,867,507	2,589,717
Continental Alloys & Services, Inc., Term Loan B, 9.5%, 6/14/2012	12,408,965	12,450,349
CPG International, Inc., Term Loan B, 6.0%, 2/18/2017	9,000,000	9,056,295
CPI International, Inc., Term Loan B, 5.0%, 2/9/2017	3,500,000	3,526,250
Delta Air Lines, Inc., Second Lien Term Loan, 3.514%, 4/30/2014	20,676,763	20,455,211
DynCorp International LLC, Term Loan B, 6.25%, 7/5/2016	8,977,500	9,078,542
Freescale Semiconductor, Inc., Term Loan B, 4.51%, 12/1/2016	26,692,878	26,727,712
Getty Images, Inc., Term Loan, 5.25%, 11/7/2016	4,987,500	5,060,243
Goodman Global Holdings, Inc.:
First Lien Term Loan, 5.75%, 10/28/2016	15,985,000	16,144,850
Second Lien Term Loan, 9.0%, 10/30/2017	2,500,000	2,594,200
HD Supply, Inc., Term Loan, 3.51%, 6/1/2014	22,000,000	21,505,000
Interactive Data Corp., Term Loan B, 4.75%, 2/12/2018	11,000,000	11,114,895
John Maneely Co., Term Loan, 3.553%, 12/9/2013	15,669,436	15,677,976
Kenan Advantage Group, Inc., Term Loan, 5.5%, 6/10/2016	3,395,000	3,441,681
Language Line LLC:
Term Loan B, 6.25%, 6/20/2016	10,500,000	10,637,865
Second Lien Term Loan, 10.5%, 12/16/2016	5,000,000	5,125,000
Manitowoc Co., Inc., Term Loan B, 8.0%, 11/6/2014	238,566	241,423
MSCI, Inc., Term Loan, 4.75%, 6/1/2016	2,377,696	2,397,764
Nep II, Inc., Term Loan B, 2.544%, 2/16/2014	3,848,354	3,824,302
Orbitz Worldwide, Inc., Term Loan, 3.262%, 7/25/2014	13,059,201	12,203,823
Ozburn-Hessey Holding Co., LLC, Term Loan B, 7.5%, 4/8/2016	744,375	754,610
Sabre, Inc., Term Loan B, 2.262%, 9/30/2014	10,469,842	9,838,406
SI Organization, Inc., Term Loan B, 4.5%, 11/22/2016	1,000,000	1,008,750
SRAM LLC, Term Loan B, 5.0%, 4/30/2015	1,127,586	1,140,272
Swift Transportation Co., Inc., Term Loan B, 6.0%, 1216/2016	13,206,956	13,314,262
Transdigm, Inc., Term Loan B, 5.25%, 2/14/2017	7,000,000	7,058,310
Triumph Group, Inc., Term Loan B, 4.5%, 6/16/2016	1,492,500	1,499,970
United Airlines, Inc., Term Loan B, 2.313%, 2/3/2014	14,823,109	14,582,308
US Airways Group, Inc., Term Loan, 2.762%, 3/21/2014	18,000,000	16,578,720
Vangent, Inc., Term Loan B, 2.32%, 2/14/2013	905,405	891,824
Viking Acquisition, Term Loan, 6.0%, 11/5/2016	6,000,000	6,052,500
West Corp.:
Term Loan B2, 2.832%, 10/24/2013	2,833,048	2,831,518
Term Loan B4, 4.532%, 7/15/2016	1,000,000	1,008,120
Term Loan B5, 4.707%, 7/15/2016	2,986,978	3,011,232
Wire Rope Corp. of America, Inc., Term Loan, 5.25%, 2/10/2014	1,717,745	1,724,187

		351,312,197
Information Technology 6.1%
Aspect Software, Inc., Term Loan B, 6.25%, 4/19/2016	9,934,975	10,034,325
Avaya, Inc.:
Term Loan, 3.061%, 10/24/2014	8,957,103	8,711,365
Term Loan B3, 4.811%, 10/24/2017	10,961,715	10,167,363
Bentley Systems, Inc., Term Loan B, 5.75%, 12/29/2016	4,500,000	4,545,000
CommScope, Inc., Term Loan B, 5.0%, 1/14/2018	10,000,000	10,147,500
Dealer Computer Services, Inc., Term Loan B, 5.25%, 4/21/2017	2,530,220	2,552,131
Fidelity National Information Solutions, Inc., Term Loan B, 5.25%, 7/18/2016	2,244,375	2,268,771
Fifth Third Processing Solutions LLC, Term Loan B, 5.5%, 11/3/2016	4,000,000	4,037,920
First Data Corp.:
Term Loan B1, 3.012%, 9/24/2014	4,381,921	4,150,512
Term Loan B2, 3.012%, 9/24/2014	8,000,000	7,578,840
Term Loan B3, 3.012%, 9/24/2014	1,906,485	1,805,899
Flextronics International Ltd.:
Term Loan B, 2.513%, 10/1/2012	5,984,733	5,980,065
Term Delay Draw A-3, 2.513%, 10/1/2014	3,925,098	3,922,036
Term Loan A, 2.513%, 10/1/2014	1,923,282	1,921,782
Term Delay Draw A-1-B, 2.512%, 10/1/2014	907,805	907,097
Term Delay Draw A-2, 2.512%, 10/1/2014	226,680	226,503
Term Delay Draw A-1A, 2.513%, 10/1/2014	2,106,208	2,104,566
Intersil Corp., Term Loan, 4.75%, 4/27/2016	2,985,000	3,011,432
MDA Information Products Ltd., Term Loan, 7.0%, 12/21/2016	600,000	603,000
Microsemi Corp., Term Loan B, 5.0%, 11/2/2017	3,615,000	3,636,075
Pegasus Solutions, Inc., Term Loan B, 7.75%, 4/17/2013	4,107,164	4,031,859
RedPrairie Corp., Term Loan B, 6.0%, 3/24/2016	4,974,969	4,995,963
Rovi Solutions Corp.:
Term Loan A, 2.82%, 2/8/2016	900,000	902,250
Term Loan B, 4.0%, 2/7/2018	1,500,000	1,511,250
Savvis Communications Corp., Term Loan, 6.75%, 8/4/2016	4,488,750	4,538,553
SkillSoft Corp., Term Loan B, 6.5%, 5/26/2017	4,551,253	4,633,039
Spansion LLC, Term Loan B, 6.5%, 1/8/2015	3,350,331	3,394,321
SunGard Data Systems, Inc.:
Term Loan A, 2.014%, 2/28/2014	35,712	35,587
Term Loan B, 3.937%, 2/26/2016	1,885,559	1,899,465
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017	5,500,000	5,577,000
TASC, Inc.:
Term Loan A, 5.5%, 12/18/2014	300,000	301,594
Term Loan B, 5.75%, 12/18/2015	660,000	664,125

		120,797,188
Materials 4.2%
Arizona Chemical, Inc., Term Loan B, 6.75%, 11/21/2016	3,462,766	3,511,349
Berry Plastic Corp., Term Loan C, 2.314%, 4/3/2015	3,000,000	2,916,645
Chemtura, Term Loan B, 5.5%, 8/27/2016	1,500,000	1,517,820
Earthbound Holdings III LLC, Term Loan B, 6.75%, 12/21/2016	7,000,000	7,100,625
Fairmount Minerals Ltd., Term Loan B, 6.25%, 8/5/2016	2,852,588	2,892,695
Georgia-Pacific Corp., Term Loan B, 2.302%, 12/21/2012	265,601	266,010
Graphic Packaging International, Inc., Term Loan C, 3.053%, 5/16/2014	536,299	538,532
Huntsman International LLC, Term Loan C, 2.533%, 6/30/2016	1,281,862	1,284,913
Ineos US Finance LLC:
Term Loan B2, 7.501%, 12/16/2013	2,213,487	2,292,099
Term Loan C2, 8.001%, 12/16/2014	2,214,846	2,304,581
Momentive Performance Materials, Inc., Term Loan B, 3.813%, 12/4/2013	16,463,784	16,468,888
Momentive Specialty Chemicals, Inc.:
Term Loan C1, 2.563%, 5/6/2013	986,905	982,218
Term Loan C2, 2.563%, 5/6/2013	440,392	438,300
Nexeo Solutions LLC, Term Loan B, 5.0%, 8/25/2017	8,000,000	8,000,000
Noranda Aluminum Acquisition Corp., Term Loan B, 2.012%, 5/18/2014	1,822,787	1,822,787
Novelis, Inc., Term Loan B, 5.25%, 12/19/2016	2,000,000	2,029,530
Pelican Products, Inc., Term Loan B, 5.0%, 11/30/2016	4,500,000	4,539,375
Reynolds Group Holdings, Inc., Term Loan E, 4.25%, 2/9/2018	17,000,000	17,139,230
Rockwood Specialties Group, Inc., Term Loan B, 3.75%, 2/9/2018	7,250,000	7,358,243

		83,403,840
Telecommunication Services 3.8%
Alaska Communications Systems Holdings, Inc., Term Loan B, 5.5%, 10/21/2016	10,346,575	10,411,241
Choice One Communications Corp., Term Loan, 11.75%, 6/30/2012	376,453	379,276
Intelsat Jackson Holdings Ltd., Term Loan, 3.303%, 2/2/2014	19,854,454	19,243,334
Intelsat Jackson Holdings SA, Term Loan B, 5.25%, 4/2/2018	7,500,000	7,571,663
MetroPCS Wireless, Inc.:
Term Loan B, 2.563%, 11/4/2013	373,243	373,372
Term Loan B, 3.813%, 11/4/2016	4,066,340	4,093,991
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	9,640,836	9,295,357
Springboard Finance LLC, Term Loan A, 7.0%, 2/23/2015	4,405,288	4,429,518
Telesat Canada:
Term Loan I, 3.27%, 10/31/2014	11,946,635	11,972,200
Term Loan II, 3.27%, 10/31/2014	1,026,168	1,028,364
TowerCo Finance LLC, Term Loan B, 5.25%, 2/2/2017	6,000,000	6,060,000

		74,858,316
Utilities 1.2%
AEI Finance Holding LLC, 0.5%, 3/30/2014	836,852	836,852
Armstrong World Industries, Inc., Term Loan B, 5.0%, 5/23/2017	3,500,000	3,548,860
Equipower Resources Holdings LLC, Term Loan B, 5.75%, 1/26/2018	6,000,000	6,060,000
Great Point Power, Term Delay Draw, 5.5%, 3/10/2017	983,864	989,398
Puget Energy, Inc., Term Loan, 2.512%, 12/14/2014	638,367	637,569
Texas Competitive Electric Holdings Co., LLC:
Term Delay Draw, 3.764%, 10/10/2014	776,175	651,684
Term Loan B1, 3.764%, 10/10/2014	7,976,923	6,728,455
Term Loan B2, 3.803%, 10/10/2014	3,994,845	3,369,612

		22,822,430

Total Loan Participations and Assignments (Cost $1,601,248,789)		1,626,259,313
Corporate Bonds 11.0%
Consumer Discretionary 2.2%
Avis Budget Car Rental LLC, 2.813% ****, 5/15/2014	24,219,000	23,795,167
Hanesbrands, Inc., Series B, 3.831% ****, 12/15/2014	9,000,000	9,000,000
Seminole Hard Rock Entertainment, Inc., 144A, 2.802% ****, 3/15/2014	6,540,000	6,376,500
Travelport LLC, 4.921% ****, 9/1/2014	4,000,000	3,570,000

		42,741,667
Energy 0.3%
Western Refining, Inc., 144A, 10.75% ****, 6/15/2014	6,210,000	6,722,325
Financials 4.3%
Ally Financial, Inc., 2.496% ****, 12/1/2014	10,000,000	9,826,550
Bank of America Corp., Series L, 1.723% ****, 1/30/2014	10,000,000	10,125,280
Ford Motor Credit Co., LLC, 3.053% ****, 1/13/2012	5,500,000	5,556,045
Hexion US Finance Corp., 4.813% ****, 11/15/2014	19,000,000	18,358,750
Lloyds TSB Bank PLC, 2.653% ****, 1/24/2014	10,000,000	10,261,580
Morgan Stanley, 1.903% ****, 1/24/2014	20,000,000	20,294,020
The Goldman Sachs Group, Inc., 0.753% ****, 3/22/2016	10,000,000	9,630,900

		84,053,125
Industrials 1.3%
ARAMARK Corp., 3.804% ****, 2/1/2015	11,000,000	10,931,250
Continental Airlines, Inc., "B", Series 2006-1, 3.425% ****, 6/2/2013	1,897,315	1,811,283
JetBlue Airways Spare Parts Pass-Through Trust, Series B-1, 144A, 3.178% ****, 1/2/2014	6,000,000	5,739,261
KAR Auction Services, Inc., 4.304% ****, 5/1/2014	6,923,000	6,836,462

		25,318,256
Information Technology 1.1%
NXP BV, 3.053% ****, 10/15/2013	16,100,000	16,019,500
Sanmina-SCI Corp., 144A, 3.052% ****, 6/15/2014	5,845,000	5,757,325

		21,776,825
Materials 1.8%
Berry Plastics Corp., 5.053% ****, 2/15/2015	15,941,000	15,941,000
Lyondell Chemical Co., 11.0%, 5/1/2018	268,013	307,545
NOVA Chemicals Corp., 3.568% ****, 11/15/2013	19,658,000	19,559,710

		35,808,255

Total Corporate Bonds (Cost $211,737,035)		216,420,453
Asset-Backed 0.4%
Miscellaneous
Fairway Loan Funding Co., "B2L", Series 2006-1A, 4.103% ****, 10/17/2018	7,000,000	5,792,430
NYLIM Flatiron CLO Ltd., "D", Series 2005-1A, 144A, 2.112% ****, 8/10/2017	3,000,000	2,453,490

Total Asset-Backed (Cost $8,467,500)		8,245,920

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary
Buffets Restaurants Holdings, Inc.*	14,489	61,578
SuperMedia, Inc.*	1,793	15,097

Total Common Stocks (Cost $62,755)		76,675
Cash Equivalents 16.9%
Central Cash Management Fund, 0.17% (a) (Cost $333,799,313)	333,799,313	333,799,313

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,155,315,392) †	110.8	2,184,801,674
Other Assets and Liabilities, Net	(10.8)	(212,691,321)

Net Assets	100.0	1,972,110,353

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Tribune Co., Term Loan B	LIBOR plus 3.0%	6/4/2014	987,500	USD	964,047	707,608

***
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment.  As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report.  Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major US bank or LIBOR, and are shown at their current rate as of February 28, 2011.

****
These securities are shown at their current rate as of February 28, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $2,155,362,544.  At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $29,439,130.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,780,413 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,341,283.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
Prime Rate: Interest rate charged by banks to their most credit worthy customers.
At February 28, 2011, the Fund had unfunded loan commitments of $5,342,247, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Axcan Pharma Inc., Term Loan B, 2/10/2017	2,342,247	2,342,375	128
Delta Air Lines, Inc., Term Loan, 4/30/2012	1,000,000	984,465	(15,535)
Delta Air Lines, Inc. Term Loan, 3/28/2013	2,000,000	1,940,000	5,000
Total net unrealized depreciation			(10,407)

At February 28, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	AUD	3/15/2011	1,435	151,666,377	1,237,407
10 Year Canadian Government Bond	CAD	6/21/2011	255	31,559,055	87,311
10 Year US Treasury Note	USD	6/21/2011	261	31,071,234	144,251
2 Year US Treasury Note	USD	6/30/2011	3,019	659,038,269	943,438
Total unrealized appreciation					2,412,407

At February 28, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japanese Government Bond	JPY	3/10/2011	37	63,113,257	114,663
Federal Republic of Germany Euro-Bund	EUR	3/8/2011	1,202	205,877,814	870,723
Federal Republic of Germany Euro-Schatz	EUR	3/8/2011	1,070	159,555,601	(52,752)
United Kingdom Long Gilt Bond	GBP	6/28/2011	349	66,198,567	(130,491)
Total net unrealized appreciation					802,143

As of February 28, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	41,854,259	JPY	3,511,677,000	3/22/2011	1,004,869	UBS AG
USD	15,276,353	NOK	88,885,000	3/22/2011	537,186	UBS AG
USD	70,018,431	AUD	70,451,000	3/22/2011	1,478,691	UBS AG
USD	48,276,875	CAD	47,671,000	3/22/2011	652,753	UBS AG
USD	52,016,946	SEK	337,526,000	3/22/2011	1,112,465	UBS AG
Total unrealized appreciation					4,785,964

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CHF	67,241,000	USD	69,244,949	3/22/2011	(3,030,590)	UBS AG
GBP	25,612,000	USD	40,990,982	3/22/2011	(614,021)	UBS AG
EUR	25,287,000	USD	34,056,532	3/22/2011	(813,112)	UBS AG
NZD	30,237,000	USD	22,660,213	3/22/2011	(48,943)	UBS AG
Total unrealized depreciation					(4,506,666)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(b)
Loan Participations and Assignments	$—	$1,626,259,313	$—	$1,626,259,313
Corporate Bonds	—	216,420,453	—	216,420,453
Asset Backed	—	8,245,920	—	8,245,920
Common Stocks	76,675	—	—	76,675
Short-Term Investments	333,799,313	—	—	333,799,313
Derivatives(c)	3,397,793	4,785,964	—	8,183,757
Total	$337,273,781	$1,855,711,650	$—	$2,192,985,431
Liabilities
Unfunded Loan Commitments	$—	$(10,407)	$—	$(10,407)
Derivatives(c)	(183,243)	(4,506,666)	—	(4,689,909)
Total	$(183,243)	$(4,517,073)	$—	$(4,700,316)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.
(b)	See Investment Portfolio for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$—	$279,298
Interest Rate Contracts	$3,214,550	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Plus Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 18, 2011